Share-Based Payments - Summarizes the assumptions used to value options granted (Details)	12 Months Ended
	Dec. 31, 2023 Y $ / shares	Dec. 31, 2021 Y $ / shares
Disclosure of terms and conditions of share-based payment arrangement
Share price at grant date	$ 12.90	$ 27.00
Exercise price	$ 12.90	$ 27.00
Expected volatility (weighted-average)	47.00%	37.33%
Expected term | Y	6.5	6.5
Expected dividends	0.00%	0.00%
Risk-free interest rate	3.50%	1.03%